Fidelity Series High Income Fund Fund Summary���� | Fidelity Series High Income Fund
Fund/Class: Fidelity® Series High Income Fund/F
Investment Objective
The fund seeks a high level of current income. Growth of capital may also be considered.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder Fees (FSH-F-S000031534Member) (USD $)	Fidelity Series High Income Fund Class F����
Shareholder fees (fees paid directly from your investment)	none

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses (FSH-F-S000031534Member)		Fidelity Series High Income Fund Class F����
Management fee		0.57%
Distribution and/or Service (12b-1) fees		none
Other expenses	[1]	0.02%
Total annual operating expenses		0.59%
[1]	Based on estimated amounts for the current fiscal year.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.
Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (FSH-F-S000031534Member) (USD $)	Fidelity Series High Income Fund Class F����
1 year	60
3 years	189

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance.
Principal Investment Strategies
• Normally investing primarily in income producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.
• Potentially investing in non-income producing securities, including defaulted securities and common stocks.
• Investing in companies in troubled or uncertain financial condition.
• Managing the fund to have similar credit quality distribution to an index representing the overall high yield bond market, which as of inception, was The BofA Merrill Lynch US High Yield Constrained IndexSM.
• Investing in domestic and foreign issuers.
• Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.
Principal Investment Risks
• Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
• Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
• Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
• Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.

Fidelity Series High Income Fund Fund Summary | Fidelity Series High Income Fund
Fund/Class: Fidelity® Series High Income Fund/Fidelity Series High Income Fund
Investment Objective
The fund seeks a high level of current income. Growth of capital may also be considered.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder Fees (FSH-S000031534Member) (USD $)	Fidelity Series High Income Fund Fidelity Series High Income Fund:
Shareholder fees (fees paid directly from your investment)	none

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses (FSH-S000031534Member)		Fidelity Series High Income Fund Fidelity Series High Income Fund:
Management fee		0.57%
Distribution and/or Service (12b-1) fees		none
Other expenses	[1]	0.18%
Total annual operating expenses		0.75%
[1]	Based on estimated amounts for the current fiscal year.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.
Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (FSH-S000031534Member) (USD $)	Fidelity Series High Income Fund Fidelity Series High Income Fund:
1 year	77
3 years	240

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance.
Principal Investment Strategies
• Normally investing primarily in income producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.
• Potentially investing in non-income producing securities, including defaulted securities and common stocks.
• Investing in companies in troubled or uncertain financial condition.
• Managing the fund to have similar credit quality distribution to an index representing the overall high yield bond market, which as of inception, was The BofA Merrill Lynch US High Yield Constrained IndexSM.
• Investing in domestic and foreign issuers.
• Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.
Principal Investment Risks
• Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
• Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
• Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
• Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.

Fidelity Series Floating Rate High Income Fund Fund Summary | Fidelity Series Floating Rate High Income Fund
Fund/Class: Fidelity® Series Floating Rate High Income Fund/Fidelity Series Floating Rate High Income Fund
Investment Objective
The fund seeks a high level of current income.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder Fees (SFR-S000031533Member) (USD $)	Fidelity Series Floating Rate High Income Fund Fidelity Series Floating Rate High Income Fund:
Shareholder fees (fees paid directly from your investment)	none

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses (SFR-S000031533Member)		Fidelity Series Floating Rate High Income Fund Fidelity Series Floating Rate High Income Fund:
Management fee		0.57%
Distribution and/or Service (12b-1) fees		none
Other expenses	[1]	0.20%
Total annual operating expenses		0.77%
[1]	Based on estimated amounts for the current fiscal year.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.
Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (SFR-S000031533Member) (USD $)	Fidelity Series Floating Rate High Income Fund Fidelity Series Floating Rate High Income Fund:
1 year	79
3 years	246

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance.
Principal Investment Strategies
• Normally investing at least 80% of assets in floating rate loans, which are often lower-quality debt securities, and other floating rate securities.
• Investing in companies in troubled or uncertain financial condition.
• Investing in money market and investment-grade debt securities, and repurchase agreements.
• Investing in domestic and foreign issuers.
• Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.
Principal Investment Risks
• Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality), including floating rate loans, involve greater risk of default on interest and principal payments or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities, including floating rate loans, can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
• Impairment of Collateral. A floating rate loan may not be fully collateralized which may cause the floating rate loan to decline significantly in value.
• Floating Rate Loan Liquidity. Floating rate loans generally are subject to restrictions on resale. Floating rate loans sometimes trade infrequently in the secondary market. As a result, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult or delayed. Difficulty in selling a floating rate loan can result in a loss.
• Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can limit the potential for gains when the credit quality of the issuer improves.
• Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
• Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.

Fidelity Series Floating Rate High Income Fund Fund Summary���� | Fidelity Series Floating Rate High Income Fund
Fund/Class: Fidelity® Series Floating Rate High Income Fund/F
Investment Objective
The fund seeks a high level of current income.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder Fees (USD $)	Fidelity Series Floating Rate High Income Fund Class F
Shareholder fees (fees paid directly from your investment)	none

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Fidelity Series Floating Rate High Income Fund Class F
Management fee		0.57%
Distribution and/or Service (12b-1) fees		none
Other expenses	[1]	0.08%
Total annual operating expenses		0.65%
[1]	Based on estimated amounts for the current fiscal year.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.
Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (USD $)	1 year	3 years
Fidelity Series Floating Rate High Income Fund Class F	66	208

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance.
Principal Investment Strategies
• Normally investing at least 80% of assets in floating rate loans, which are often lower-quality debt securities, and other floating rate securities.
• Investing in companies in troubled or uncertain financial condition.
• Investing in money market and investment-grade debt securities, and repurchase agreements.
• Investing in domestic and foreign issuers.
• Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.
Principal Investment Risks
• Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality), including floating rate loans, involve greater risk of default on interest and principal payments or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities, including floating rate loans, can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
• Impairment of Collateral. A floating rate loan may not be fully collateralized which may cause the floating rate loan to decline significantly in value.
• Floating Rate Loan Liquidity. Floating rate loans generally are subject to restrictions on resale. Floating rate loans sometimes trade infrequently in the secondary market. As a result, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult or delayed. Difficulty in selling a floating rate loan can result in a loss.
• Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can limit the potential for gains when the credit quality of the issuer improves.
• Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
• Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.

Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar 4, 2011
Entity Registrant Name	dei_EntityRegistrantName	FIDELITY SUMMER STREET TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000225322
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 4, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 6, 2011
Fidelity Series Floating Rate High Income Fund Fund Summary���� | Fidelity Series Floating Rate High Income Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 6, 2011
Risk/Return [Heading]	rr_RiskReturnHeading	Fund/Class: Fidelity® Series Floating Rate High Income Fund/F
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks a high level of current income.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.
Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	• Normally investing at least 80% of assets in floating rate loans, which are often lower-quality debt securities, and other floating rate securities.
• Investing in companies in troubled or uncertain financial condition.
• Investing in money market and investment-grade debt securities, and repurchase agreements.
• Investing in domestic and foreign issuers.
• Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	• Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality), including floating rate loans, involve greater risk of default on interest and principal payments or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities, including floating rate loans, can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
• Impairment of Collateral. A floating rate loan may not be fully collateralized which may cause the floating rate loan to decline significantly in value.
• Floating Rate Loan Liquidity. Floating rate loans generally are subject to restrictions on resale. Floating rate loans sometimes trade infrequently in the secondary market. As a result, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult or delayed. Difficulty in selling a floating rate loan can result in a loss.
• Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can limit the potential for gains when the credit quality of the issuer improves.
• Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
• Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Fidelity Series Floating Rate High Income Fund Fund Summary | Fidelity Series Floating Rate High Income Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 6, 2011
Risk/Return [Heading]	rr_RiskReturnHeading	Fund/Class: Fidelity® Series Floating Rate High Income Fund/Fidelity Series Floating Rate High Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks a high level of current income.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.
Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	• Normally investing at least 80% of assets in floating rate loans, which are often lower-quality debt securities, and other floating rate securities.
• Investing in companies in troubled or uncertain financial condition.
• Investing in money market and investment-grade debt securities, and repurchase agreements.
• Investing in domestic and foreign issuers.
• Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	• Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality), including floating rate loans, involve greater risk of default on interest and principal payments or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities, including floating rate loans, can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
• Impairment of Collateral. A floating rate loan may not be fully collateralized which may cause the floating rate loan to decline significantly in value.
• Floating Rate Loan Liquidity. Floating rate loans generally are subject to restrictions on resale. Floating rate loans sometimes trade infrequently in the secondary market. As a result, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult or delayed. Difficulty in selling a floating rate loan can result in a loss.
• Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can limit the potential for gains when the credit quality of the issuer improves.
• Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
• Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Fidelity Series High Income Fund Fund Summary���� | Fidelity Series High Income Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 6, 2011
Risk/Return [Heading]	rr_RiskReturnHeading	Fund/Class: Fidelity® Series High Income Fund/F
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks a high level of current income. Growth of capital may also be considered.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.
Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	• Normally investing primarily in income producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.
• Potentially investing in non-income producing securities, including defaulted securities and common stocks.
• Investing in companies in troubled or uncertain financial condition.
• Managing the fund to have similar credit quality distribution to an index representing the overall high yield bond market, which as of inception, was The BofA Merrill Lynch US High Yield Constrained IndexSM.
• Investing in domestic and foreign issuers.
• Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	• Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
• Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
• Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
• Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Fidelity Series High Income Fund Fund Summary | Fidelity Series High Income Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 6, 2011
Risk/Return [Heading]	rr_RiskReturnHeading	Fund/Class: Fidelity® Series High Income Fund/Fidelity Series High Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks a high level of current income. Growth of capital may also be considered.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.
Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	• Normally investing primarily in income producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.
• Potentially investing in non-income producing securities, including defaulted securities and common stocks.
• Investing in companies in troubled or uncertain financial condition.
• Managing the fund to have similar credit quality distribution to an index representing the overall high yield bond market, which as of inception, was The BofA Merrill Lynch US High Yield Constrained IndexSM.
• Investing in domestic and foreign issuers.
• Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	• Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
• Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
• Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
• Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Fidelity Series Floating Rate High Income Fund | Class F
[RiskReturnAbstract]	rr_RiskReturnAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.57%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.08%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.65%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
1 year	rr_ExpenseExampleYear01	66
3 years	rr_ExpenseExampleYear03	208
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Fidelity Series Floating Rate High Income Fund | Fidelity Series Floating Rate High Income Fund:
[RiskReturnAbstract]	rr_RiskReturnAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.57%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.20%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.77%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
1 year	rr_ExpenseExampleYear01	79
3 years	rr_ExpenseExampleYear03	246
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Fidelity Series High Income Fund | Class F����
[RiskReturnAbstract]	rr_RiskReturnAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.57%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.59%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
1 year	rr_ExpenseExampleYear01	60
3 years	rr_ExpenseExampleYear03	189
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Fidelity Series High Income Fund | Fidelity Series High Income Fund:
[RiskReturnAbstract]	rr_RiskReturnAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.57%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.18%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.75%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
1 year	rr_ExpenseExampleYear01	77
3 years	rr_ExpenseExampleYear03	240
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the fund after the fund has been in operation for one calendar year.

[1]	Based on estimated amounts for the current fiscal year.